Notes to the Assets of the Balance Sheet - Summary of Change in Investments (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of shares in participation [abstract]
Beginning Balance	€ 387,000	€ 232,000
Additions	0	0
Disposals	0	0
Through Other Comprehensive Income	1,260,132	(1,160,160)	€ (127,458)
Through Profit Loss	0	0
Ending Balance	€ 0	€ 387,000	€ 232,000